Taxes Payable and Amounts to be Refunded to Customers (Tables)	12 Months Ended
Dec. 31, 2024
Taxes Payable and Amounts to be Refunded to Customers
Schedule of Taxes and Amounts to be Restituted to Customers
	Dec. 31, 2024	Dec. 31, 2023
Current
ICMS	146	113
Cofins (1)	278	225
PIS/Pasep (1)	61	49
INSS	59	54
Others (2)	181	203
	725	644
Non-current
Cofins (1)	407	297
PIS/Pasep (1)	89	65
	496	362
	1,221	1,006
Amounts to be refunded to consumers
Current
PIS/Pasep and Cofins	185	513
ICMS (3)	341	341
Non-current
PIS/Pasep and Cofins	166	664
	692	1,518

(1)

PIS/Pasep and Cofins recorded in current liabilities include the deferral on the financial remuneration of the contract asset and on the construction and improvement revenues linked to the transmission contracts. For more information, see Note 15.

(2)	This includes the retention, at source, of income tax on the Interest on Equity declared. This tax was paid in the subsequent month, in accordance with the tax legislation. More details in note 25.
(3)

On June 23, 2022 Complementary Law no. 194 was enacted, with immediate effectiveness, which changed the National Tax Code (CTN) and Complementary Law no. 87/96 (Kandir Law), classifying electric energy, among other goods, as essential, prohibiting the establishment of ICMS rates for transactions with these goods at a higher level than for transactions in general, and applying the non-levy of this tax on transmission and distribution services and sectorial charges related to electric energy transactions. In December 2022, an amount of R$341 was provisioned to be returned to the consumers, referring to the period in which the tax was still charged in the invoices.

Schedule of Taxes and Amounts to be Refunded to Customers

Movement of amounts to be refunded to consumers

Balances on December 31, 2021	3,023
ICMS to be refunded	341
Consumers refunds	(2,360)
Additional tax credits - Law 14.385/2022	1,419
Financial adjustments - Selic	881
Balances on December 31, 2022	3,304
Consumers refunds	(1,909)
Federal Revenue Inspection	(67)
Financial adjustments - Selic	190
Balances on December 31, 2023	1,518
Consumers refunds	(513)
Reversal of amounts to be refunded to consumers	(411)
Financial adjustments - Selic	65
Others	33
Balances on December 31, 2024	692